Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Accounts receivable

As of December 31 (in thousands)	2012 EUR	2011 EUR

Accounts receivable, gross	607,359	883,209
Allowance for doubtful receivables	(2,071)	(2,582)

Accounts receivable, net	605,288	880,627

Allowance for doubtful receivables

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(2,582)	(1,945)
Addition for the year[1]	(458)	(849)
Utilization of the provision	969	212

Allowance for doubtful receivables	(2,071)	(2,582)

1	Addition for the year is recorded in cost of sales.